PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 50,732,000	$ 7,145	¥ 68,807,000	¥ 108,446,000
Impairment loss on property, equipment and software	0	$ 0	0	52,544,000
Property, equipment and software
Property, Plant and Equipment [Line Items]
Impairment loss on property, equipment and software	¥ 0		¥ 0	¥ 28,918,000